Cash flow changes from financing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Ifrs Statement [Line Items]
Non-cash changes in financing activities beginning	$ 198,119	$ 232,592
Cash flows	125,864	(37,325)
Conversion/ Other	156,132	1,794
Unrealized exchange loss		(116)
Fair Value/ Amortization	1,252	1,174
Non-cash changes in financing activities ending	481,353	198,119
Credit facility [Member]
Ifrs Statement [Line Items]
Non-cash changes in financing activities beginning	37,644	76,472
Cash flows	7,339	(39,050)
Fair Value/ Amortization		222
Non-cash changes in financing activities ending	44,983	37,644
Lease liability [Member]
Ifrs Statement [Line Items]
Non-cash changes in financing activities beginning	4,336	5,208
Cash flows	(660)	(444)
Conversion/ Other	272	(428)
Non-cash changes in financing activities ending	3,948	4,336
Debentures [Member]
Ifrs Statement [Line Items]
Non-cash changes in financing activities beginning	40,658	44,039
Cash flows	(2,053)	(399)
Conversion/ Other	(49)	(3,175)
Unrealized exchange loss	(14)	(116)
Fair Value/ Amortization	1,252	309
Non-cash changes in financing activities ending	39,794	40,658
Convertible debentures [Member]
Ifrs Statement [Line Items]
Non-cash changes in financing activities beginning	8,751	12,373
Conversion/ Other	(8,751)	(4,265)
Fair Value/ Amortization		643
Non-cash changes in financing activities ending		8,751
Share capital [Member]
Ifrs Statement [Line Items]
Non-cash changes in financing activities beginning	106,730	94,500
Cash flows	121,238	2,568
Conversion/ Other	164,660	9,662
Non-cash changes in financing activities ending	$ 392,628	$ 106,730